Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Total deferred tax assets	$ 602.6	$ 653.9
Valuation allowance	240.0	200.0
Valuation allowance with respect to deferred tax asset	88
U.S. federal and foreign net operating loss carryforwards	397
Valuation allowance, tax-effected basis	116
Foreign and federal tax credits and investment tax allowances	18
State net operating loss carry forwards	828
State net operating loss on tax effected basis	39
State tax credits	23
Net of federal tax benefits	15
Increase (decrease) in valuation allowance	40	(19)	176
Net increase in deferred tax assets			11
Valuation allowance charged to costs and expenses			3
Percentage of valuation allowance against deferred tax assets			100.00%
State net operating loss carryforwards expire	Over one to 20 years
State tax credit carryforwards expire	Over one to 20 years
Net deferred income taxes (credited) charged to stockholders' equity	(7)	(25)	6
Reduction in unrecognized tax benefit	11
Decrease in income tax provision if unrecognized tax benefits were recognized	185
Reduction in unrecognized tax benefit in the next 12 months	41
Unrecognized interest and penalties	27	28
Unrecognized penalties	12	14
Interest and penalties, reversed in connection with related tax accruals for uncertainties in prior years	5
Foreign Tax [Member]
Income Tax Contingency [Line Items]
Payments made to a foreign jurisdictions	5
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
State net operating loss carry forwards	828
Foreign and federal foreign tax credit carryforwards	23
U.S. Federal and Foreign Tax [Member]
Income Tax Contingency [Line Items]
U.S. federal and foreign net operating loss carryforwards	397
2014	4
2015	7
2016	7
2017	12
2018	27
2019	6
2020 and beyond	169
No expiration	165
Minimum [Member]
Income Tax Contingency [Line Items]
Examination of income tax return	3 years
Income tax return in foreign jurisdictions	3 years
Maximum [Member]
Income Tax Contingency [Line Items]
Examination of income tax return	5 years
Income tax return in foreign jurisdictions	5 years
Federal [Member]
Income Tax Contingency [Line Items]
2014	1
2015	1
2016	0
2017	2
2018	0
2019	2
2020 and beyond	2
No expiration	10
Foreign and federal foreign tax credit carryforwards	18
Diversey [Member]
Income Tax Contingency [Line Items]
Net increase in deferred tax assets			$ 162